Cover Page	Aug. 16, 2021
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 16, 2021
Entity File Number	001-32462
Entity Tax Identification Number	85-0468296
Entity Registrant Name	PNM Resources, Inc.
Entity Incorporation, State or Country Code	NM
Entity Address, Address Line One	414 Silver Ave. SW
Entity Address, City or Town	Albuquerque
Entity Address, State or Province	NM
Entity Address, Postal Zip Code	87102-3289
City Area Code	505
Local Phone Number	241-2700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	PNM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001108426
Amendment Flag	false
Texas-New Mexico Power Company
Entity Information [Line Items]
Entity File Number	002-97230
Entity Tax Identification Number	75-0204070
Entity Registrant Name	Texas-New Mexico Power Company
Entity Address, Address Line One	577 N. Garden Ridge Blvd.
Entity Address, City or Town	Lewisville
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75067
City Area Code	972
Local Phone Number	420-4189